Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2015, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2014	48,420,255	$33.06	4.2
Granted	—	—
Exercised	(10,862,315)	30.15
Canceled/Expired	(1,822,676)	40.36
Balance at Dec. 31, 2015	35,735,264	$33.57	3.4
Vested and expected to vest at Dec. 31, 2015	35,734,694	33.57	3.4
Exercisable at Dec. 31, 2015	33,703,283	34.27	3.2

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2015
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2015	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable at Dec. 31, 2015	Weighted-average exercise price
$ 18 to 31	19,256,469	4.9	$25.78	17,224,488	$26.22
$ 31 to 41	6,044,363	1.0	39.73	6,044,363	39.73
$ 41 to 51	10,434,432	2.0	44.38	10,434,432	44.38
$ 18 to 51	35,735,264	3.4	$33.57	33,703,283	$34.27

(a)	At Dec. 31, 2014 and 2013, 42,137,574 and 52,130,525 options were exercisable at an average price per common share of $34.38 and $34, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options (in millions)	2015	2014	2013
Outstanding at Dec. 31,	$306	$409	$336
Exercisable at Dec. 31,	$267	$307	$212

Nonvested Restricted Stock and Restricted Stock Units Activity
The following table summarizes our nonvested PSU, restricted stock and RSU activity for 2015.

Nonvested PSU, restricted stock and RSU activity	Number of shares	Weighted- average fair value
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2014	21,400,291	$27.72
Granted	6,948,487	39.58
Vested	(10,880,844)	25.34
Forfeited	(483,963)	33.20
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2015	16,983,971	$34.07